CAPITAL STOCK (Details) - USD ($) shares in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital Stock
Balance, Shares	12,084	10,988
Balance	$ 130,649,000	$ 117,817,000
Shares issued in public offering and ATM, shares	1,241
Shares issued in public offering and ATM	$ 27,216,000
Warrants exercised, shares	16
Warrants exercised	$ 339,000
Shares issued for services, shares	4
Shares issued for services	$ 90,000
Shares issued in a private placement, net of issue costs, shares		698
Shares issued in a private placement, net of issue costs		$ 6,732,000
Exchange of SalvaRx warrants for Portage warrants, shares
Exchange of SalvaRx warrants for Portage warrants		$ 2,640,000
Settlement of non-controlling interest in SalvaRx, shares
Settlement of non-controlling interest in SalvaRx		$ 2,451,000
To reflect warrants issued and outstanding, shares
To reflect warrants issued and outstanding		$ (330,000)
Fair value adjustment for shares issued at a discount in SalvaRx, shares		397
Fair value adjustment for shares issued at a discount in SalvaRx		$ 1,256,000
Expiration of unexercised stock options, shares
Expiration of unexercised stock options		$ 22,000
Balance, Shares	13,345	12,083
Balance	$ 158,294,000	$ 130,588,000